OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Interest rate swaps [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)	[1]	$ (2,734)	$ (2,734)
Currency options CLP/US$
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)		$ 17,641	$ 1,296

[1]	Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.